Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2018
Software and Electronic Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Software and Electronic Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Building
Property Plant And Equipment [Line Items]
Estimated useful life	20 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful life	Shorter of the lease term or estimated useful lives